Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Short-term investments	$ 687,597	$ 184,785
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	672,597	139,785
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	$ 15,000	$ 45,000